INCOME TAXES - Summary of significant components of deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Payroll and welfare payable	¥ 12,131	¥ 16,880
Accrued expenses	16,199	20,462
Allowance for uncollectible receivables and contract assets	37,932	101,048
Liabilities from the investor assurance program		306,655
Net loss carryforward	13,595	576,810
Others	44,216	23,423
Gross deferred tax assets	124,073	1,045,278
Valuation allowances	(1,909)	(619,533)
Net deferred tax assets	122,164	425,745
Deferred tax liabilities
Uncollected revenues	(53,872)	(369,718)
Total deferred tax liabilities	(53,872)	(369,718)
Net deferred tax assets	¥ 68,292	¥ 56,027